COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2020. Future minimum lease payments under non-cancelable operating leases as of December 31, 2016 are as follows:

2017	$398
2018	258
2019	221
2020	37

$914

Total rent expenses for the years ended December 31, 2016, 2015 and 2014 were $ 381, $ 400 and $ 396, respectively.